Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Mar. 12, 2020	Dec. 21, 2018	Nov. 05, 2018
Disclosure of contingent liabilities [line items]
Payments for legal settlements		$ 775
Cogas Consulting LLC [Member]
Disclosure of contingent liabilities [line items]
Payments for legal settlements			$ 625
Non-adjusting events after reporting period [Member]
Disclosure of contingent liabilities [line items]
Payments for legal settlements	$ 6,500